Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets and Goodwill
7.	Intangible Assets and Goodwill

As at December 31, 2012 and 2011, intangible assets consisted of time-charter contracts with a weighted-average amortization period of 15.9 years and 19.2 years, respectively. The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2012			December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	12,623	192,436	179,813	12,623	192,436
Accumulated amortization	(74,456)	(7,996)	(82,452)	(65,599)	(5,887)	(71,486)

Net carrying amount	105,357	4,627	109,984	114,214	6,736	120,950

Amortization expense of intangible assets were $11.0 million, $9.6 million and $9.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of intangible assets in the next five years are approximately $13.3 million (2013), $9.0 million (2014), $8.9 million (2015), $8.9 million (2016) and $8.9 million (2017).

The carrying amount of goodwill as at each of December 31, 2012 and 2011 for the Partnership’s liquefied gas segment was $35.6 million. In 2012 and 2011, the Partnership conducted a goodwill impairment review of its liquefied gas segment and concluded that no impairment had occurred.